DEBT (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of Debt
Debt at June 30, 2024 and December 31, 2023 is summarized as follows:

(in thousands of $)	2024	2023
$180.0 million term loan	180,000	—
$360.0 million term loan and revolving facility	302,862	—
$85.0 million term loan	41,339	—
$40.0 million term loan	38,500	39,500
$80.0 million term loan	76,000	78,000
$233.0 million term loan	—	181,368
$250.0 million term loan	204,813	224,021
$275.0 million term loan and revolving facility	180,773	241,830
$175.0 million term loan and revolving facility	97,251	127,297
$260.0 million lease financing	225,952	232,143
$304.0 million term loan and revolving facility	—	197,926
$120.0 million term loan	—	58,588
U.S. dollar denominated floating rate debt	1,347,490	1,380,673
Deferred charges	(11,972)	(10,606)
Total debt	1,335,518	1,370,067
Less: current portion of debt	(115,361)	(109,309)
Long-term portion of debt	1,220,157	1,260,758

Movements during the six months ended June 30, 2024 are summarized as follows:

(in thousands of $)	Floating rate debt	Deferred charges	Total
Balance at December 31, 2023	1,380,673	(10,606)	1,370,067
Loan draw downs	531,820	—	531,820
Loan repayments	(565,003)	—	(565,003)
Capitalized financing fees and expenses for drawn debt	—	(4,687)	(4,687)
Amortization/ write off of capitalized fees and expenses	—	3,321	3,321
Balance at June 30, 2024	1,347,490	(11,972)	1,335,518

Schedule of Maturities of Long-term Debt
The total outstanding debt at June 30, 2024 is repayable as follows:

(in thousands of $)
2024 (remaining six months)	57,166
2025	114,333
2026	186,358
2027	207,617
2028	353,695
2029	310,770
Thereafter	117,551
Total	1,347,490
Deferred charges	(11,972)
Balance at June 30, 2024	1,335,518